UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oracle Investment Management, Inc.
Address: 200 Greenwich Avenue
         Greenwich, CT  06830

13F File Number:  28-05592

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Larry Feinberg
Title:     President
Phone:     (203) 862-7900

Signature, Place, and Date of Signing:

      /s/ Mark Merritt     Greenwich, CT     November 12, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $869,363,321 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACORDA THERAPEUTICS INC        COM              00484M106 15576387   653098 SH       SOLE                   653098        0        0
ALEXION PHARMACEUTICALS INC    COM              015351109 21982455   559350 SH       SOLE                   559350        0        0
ALLERGAN INC                   COM              018490102 26388034   512389 SH       SOLE                   512389        0        0
ANTIGENICS INC DEL             COM              037032109   478410   302791 SH       SOLE                   302791        0        0
AUXILIUM PHARMACEUTICALS INC   COM              05334D107   255960     7900 SH       SOLE                     7900        0        0
BIOGEN IDEC INC                COM              09062X103 30892191   614281 SH       SOLE                   614281        0        0
CELGENE CORP                   COM              151020104 28975089   457887 SH       SOLE                   457887        0        0
CEPHALON INC                   COM              156708109 48259455   622783 SH       SOLE                   622783        0        0
ELAN PLC                       ADR              284131208 54522228  5109862 SH       SOLE                  5109862        0        0
EXPRESS SCRIPTS INC            COM              302182100   762708    10332 SH       SOLE                    10332        0        0
GENENTECH INC                  COM NEW          368710406195695565  2206761 SH       SOLE                  2206761        0        0
GILEAD SCIENCES INC            COM              375558103 15924870   316300 SH       SOLE                   316300        0        0
GTX INC DEL                    COM              40052B108 64282522  3379733 SH       SOLE                  3379733        0        0
HLTH CORPORATION               COM              40422Y101 65522978  5732544 SH       SOLE                  5732544        0        0
INTERMUNE INC                  COM              45884X103  8493404   496400 SH       SOLE                   496400        0        0
MANNKIND CORP                  COM              56400P201  6508282  1751364 SH       SOLE                  1751364        0        0
MEDICIS PHARMACEUTICAL CORP    CL A NEW         584690309 10620587   712313 SH       SOLE                   712313        0        0
MIDDLEBROOK PHARMACEUTICAL I   COM              596087106  3487497  2324998 SH       SOLE                  2324998        0        0
OMNICARE INC                   COM              681904108 14513947   504482 SH       SOLE                   504482        0        0
ONYX PHARMACEUTICALS INC       COM              683399109 45129485  1247360 SH       SOLE                  1247360        0        0
OSI PHARMACEUTICALS INC        COM              671040103 27338896   554654 SH       SOLE                   554654        0        0
OSIRIS THERAPEUTICS INC        COM              68827R108    85107     4412 SH       SOLE                     4412        0        0
QUEST DIAGNOSTICS INC          COM              74834L100  6122895   118500 SH       SOLE                   118500        0        0
QUIDEL CORP                    COM              74838J101 40894557  2492051 SH       SOLE                  2492051        0        0
SEPRACOR INC                   COM              817315104  2762833   150892 SH       SOLE                   150892        0        0
TENET HEALTHCARE CORP          COM              88033G100 59061352 10641685 SH       SOLE                 10641685        0        0
TRANSITION THERAPEUTICS INC    COM NEW          893716209 11615378  1677926 SH       SOLE                  1677926        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102 42087667   400187 SH       SOLE                   400187        0        0
VCA ANTECH INC                 COM              918194101 14660883   497485 SH       SOLE                   497485        0        0
WEBMD HEALTH CORP              CL A             94770V102  6461699   217273 SH       SOLE                   217273        0        0